Exhibit 99.1

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$18,234,874.27	0.0675366	$3,605,944.76	0.0133554	$14,628,929.51
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$207,494,874.27	0.2066147	$192,865,944.76	0.1920478	$14,628,929.51

Weighted Avg. Coupon (WAC)	4.63%		4.64%
Weighted Avg. Remaining Maturity (WARM)	27.15		26.26
Pool Receivables Balance	$232,397,373.62		$217,505,716.67
Remaining Number of Receivables	28,543		27,787

Adjusted Pool Balance	$229,208,786.01		$214,579,856.50

III. COLLECTIONS

Principal:
Principal Collections	$14,664,946.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$166,843.17
Total Principal Collections	$14,831,789.63

Interest:
Interest Collections	$889,748.37
Late Fees & Other Charges	$32,579.79
Interest on Repurchase Principal	$-
Total Interest Collections	$922,328.16

Collection Account Interest	$482.00
Reserve Account Interest	$190.18
Servicer Advances	$-

Total Collections	$15,754,789.97

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$15,754,789.97
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$15,754,789.97
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$193,664.48	$-	$193,664.48	$193,664.48
Collection Account Interest					$482.00
Late Fees & Other Charges					$32,579.79
Total due to Servicer					$226,726.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$12,612.45		$12,612.45
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$217,644.12		$217,644.12	$217,644.12

Available Funds Remaining:					$15,310,419.58

3. Principal Distribution Amount:					$14,628,929.51

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$14,628,929.51
Class A-4 Notes				$-
Class A Notes Total:		14,628,929.51		$14,628,929.51
Total Noteholders Principal				$14,628,929.51

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					681,490.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,188,587.61
Beginning Period Amount	$3,188,587.61
Current Period Amortization	$262,727.44
Ending Period Required Amount	$2,925,860.17
Ending Period Amount	$2,925,860.17
Next Distribution Date Required Amount	$2,675,635.29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	34
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$21,713,911.75	$21,713,911.75	$21,713,911.75
Overcollateralization as a % of Adjusted Pool		9.47%	10.12%	10.12%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.26%	27,303	97.53%	$212,128,491.68
30 - 60 Days	1.37%	381	1.96%	$4,259,059.74
61 - 90 Days	0.27%	76	0.38%	$830,295.01
91 + Days	0.10%	27	0.13%	$287,870.24
		27,787		$217,505,716.67
Total
Delinquent Receivables 61 + days past due	0.37%	103	0.51%	$1,118,165.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	95	0.44%	$1,033,776.62
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.26%	77	0.35%	$870,385.76
Three-Month Average Delinquency Ratio	0.32%		0.44%

Repossession in Current Period		24		$282,271.21
Repossession Inventory		55		$170,358.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$226,710.49
Recoveries				$(166,843.17)
Net Charge-offs for Current Period				$59,867.32

Beginning Pool Balance for Current Period				$232,397,373.62

Net Loss Ratio				0.31%
Net Loss Ratio for 1st Preceding Collection Period				0.71%
Net Loss Ratio for 2nd Preceding Collection Period				-0.46%
Three-Month Average Net Loss Ratio for Current Period				0.19%

Cumulative Net Losses for All Periods				$6,808,707.28
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$1,130,299.45
Number of Extensions				99

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